Tradr 2X Long TEM Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$40,446,964
TOTAL NET ASSETS — 100.0%	$40,446,964

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Tempus AI, Inc.	Receive	7.15% (OBFR01* + 350bps)	At Maturity	6/22/2026	$41,358,911	$-	$5,452,389
Marex	Tempus AI, Inc.	Receive	7.65% (OBFR01* + 400bps)	At Maturity	6/13/2026	40,002,277	-	(1,493,069)
TOTAL EQUITY SWAP CONTRACTS								$3,959,320

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.